June 19, 2006

VIA EDGAR AND FEDERAL EXPRESS

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Perry Hindin, Esq.
           Special Counsel

     RE: IVIVI TECHNOLOGIES, INC.
         AMENDMENT NO. 3 TO REGISTRATION STATEMENT ON FORM SB-2
         FILED APRIL 20, 2006
         FILE NO. 333-122768

Accompanying this letter for filing pursuant to the Securities Act of 1933, as amended, is a conformed copy of Amendment No. 4 to the above-captioned Registration Statement on Form SB-2 (the "Registration Statement") of Ivivi Technologies, Inc. (the "Company"). Amendment No. 4 is being filed in response to the Staff's letter of comment dated May 17, 2006 (the "Comment Letter").

A memorandum in response to such comment letter also accompanies this letter. Manually executed signature pages and consents have been executed prior to the time of this electronic filing of Amendment No. 4 to the Registration Statement.

Very truly yours,


/s/ Steven M. Skolnick
-------------------------------------
Steven M. Skolnick


Enclosures

cc: Mr. Adelaja Heyliger
    Mr. Kevin Kuhar
    Ms. Lynn Dicker
    Mr. Andre' DiMino - Ivivi Technologies, Inc.
    Mr. David Saloff - Ivivi Technologies, Inc.
    Douglas S. Ellenoff, Esq. - Ellenoff Grossman & Schole LLP

                            Ivivi Technologies, Inc.
                       Registration Statement on Form SB-2

       Memorandum in Response to SEC Letter of Comment dated May 17, 2006

     The following are responses to the Staff's letter of comment dated May 17, 2006 (the "Comment Letter") which have been authorized by Ivivi Technologies, Inc. (the "Company"). To assist the Staff's review, the responses are numbered to correspond to the numbered paragraphs in the Staff's letter.

General

1. WE NOTE DISCLOSURE THROUGHOUT THE REGISTRATION STATEMENT OF YOUR DECEMBER 2004, FEBRUARY AND NOVEMBER 2005 AND MARCH 2006 PRIVATE PLACEMENTS OF UNSECURED CONVERTIBLE NOTES. WE NOTE FURTHER IN SECTION 2 OF EXHIBIT 4.4 THAT THE HOLDERS OF CERTAIN OF THESE NOTES MAY ELECT TO RECEIVE INTEREST PAYMENTS IN CASH OR IN SHARES. WE ALSO REFER YOU TO YOUR RESPONSE TO PRIOR COMMENT 30. PLEASE CONFIRM IN YOUR RESPONSE LETTER THAT NOTE HOLDERS ARE NOT PROPOSING TO SELL SHARES OF COMMON STOCK UNDER THE REGISTRATION STATEMENT THEY WOULD ACQUIRE UPON CONVERSION OF AMOUNTS DUE THEM RESULTING FROM ACCRUED INTEREST. PLEASE ALSO REVISE YOUR REGISTRATION STATEMENT TO MAKE IT CLEAR THAT YOU ARE NOT REGISTERING SUCH SHARES AND THAT THE PROSPECTUS MAY NOT BE USED TO SELL SUCH SHARES.

     The Company hereby advises the Staff that the holders of the Company's unsecured convertible promissory notes issued in the November 2005 and March 2006 private placement are not entitled to receive interest payments on such notes in shares of the Company's common stock. In addition, such holders are not proposing to sell under the Registration Statement any shares of the Company's common stock that they will acquire upon the automatic conversion of such notes upon the consummation of the Company's initial public offering of its common stock (the "Offering").

     The Company further advises the Staff that the holders of the Company's unsecured convertible promissory notes issued in the December 2004 and February 2005 private placement are proposing to sell under the Registration Statement all shares of the Company's common stock that they will acquire upon the automatic conversion of such notes upon the consummation of the Offering, other than shares of the Company's common stock that they have the right to acquire upon conversion of any amounts due to them resulting from interest accrued thereon (the "Interest Shares"). The Company has revised the disclosure under the "Explanatory Note" of the Registration Statement and page A-1 of the selling securityholder prospectus which forms a part of the Registration Statement (the "Selling Securityholder Prospectus") to make clear that the Company is not registering any Interest Shares under the Registration Statement and that the Selling Securityholder Prospectus may not be used to sell any Interest Shares.

2. WHEN REQUIRED TO UPDATE THE FINANCIAL STATEMENTS TO COMPLY WITH ITEM 310(G) OF REGULATION S-B, PLEASE ALSO ENSURE THAT CORRESPONDING UPDATES ARE MADE THROUGHOUT THE PROSPECTUS TO REFLECT THE LATEST FINANCIAL RESULTS FOR THE FISCAL YEAR ENDED MARCH 31, 2006. WE NOTE, FOR EXAMPLE, THAT DILUTION AND CAPITALIZATION DISCLOSURES ARE AS OF DECEMBER 31, 2005.

     The Company acknowledges the Staff's comment, and Amendment No. 4 reflects the Company's financial results as of and for the fiscal year ended March 31, 2006. In addition, corresponding updates have been made throughout the prospectus to reflect the latest financial results.

3. WE REMIND YOU THAT WE HAVE NOT RECEIVED YOUR RESPONSE TO OUR COMMENTS TO YOUR CONFIDENTIAL TREATMENT APPLICATION. PLEASE CONFIRM YOUR UNDERSTANDING THAT THOSE COMMENTS MUST BE RESOLVED PRIOR TO OUR ACTING UPON A REQUEST FOR ACCELERATION OF EFFECTIVENESS OF THIS REGISTRATION STATEMENT.

     The Company acknowledges the Staff's comment and confirms its understanding that the comments to its confidential treatment application must be resolved prior to the Staff's acting upon a request for acceleration of effectiveness of the Registration Statement.

Explanatory Note

4. PLEASE REVISE TO REFLECT THAT THE PROSPECTUS RELATING TO THE RESALE OF YOUR COMMON STOCK ALSO INCLUDES SHARES OF COMMON STOCK ISSUABLE UPON CONVERSION OF YOUR CONVERTIBLE PROMISSORY NOTES, AS INDICATED ON THE ALTERNATE PAGES FOR THE SELLING SECURITY HOLDER PROSPECTUS.

     The Company has revised the description under the "Explanatory Note" to the Registration Statement to reflect that that the Selling Securityholder Prospectus, which relates to the resale of the Company's common stock, also includes shares of the Company's common stock issuable upon the automatic conversion of certain of the Company's outstanding convertible promissory notes upon consummation of the Offering.

Table of Contents

5. YOU ARE RESPONSIBLE FOR THE ACCURACY AND ADEQUACY OF DISCLOSURE IN YOUR REGISTRATION STATEMENT. HOWEVER, THE SECOND AND THIRD SENTENCES OF THE LAST PARAGRAPH ON THIS PAGE APPEAR TO SUGGEST THAT INVESTORS ARE NOT ENTITLED TO RELY ON SUCH INFORMATION. SUCH DISCLAIMER OF RESPONSIBILITY FOR INFORMATION IN A PROSPECTUS IS INAPPROPRIATE. PLEASE REVISE OR REMOVE THE INFORMATION.

     The Company acknowledges the Staff's comment and has removed the second and third sentences from the last paragraph under the "Table of Contents" of the Registration Statement.

Prospectus Summary - Page 1

6. YOUR PROSPECTUS SUMMARY SHOULD NOT SIMPLY COPY OR RESTATE LANGUAGE THAT APPEARS ELSEWHERE IN THE PROSPECTUS (E.G., THE "BUSINESS" SECTION). THE INTRODUCTORY SECTIONS OF THE PROSPECTUS ARE INTENDED TO BRIEFLY SUMMARIZE THE PROSPECTUS AND TO PROVIDE CONTEXT FOR THE DISCLOSURE CONTAINED IN THE REST OF THE REGISTRATION STATEMENT. WE NOTE THAT CERTAIN LANGUAGE IS ALMOST IDENTICAL TO LANGUAGE ON PAGES 42 AND 43 OF THE BUSINESS SECTION. PLEASE REVISE THE SUMMARY TO PROVIDE A MORE CONCISE DESCRIPTION OF THE COMPANY AND THE OFFERING.

     The Company acknowledges the Staff's comment and has revised the "Prospectus Summary" section of the prospectus to provide a more concise description of the Company and the Offering.

7. PLEASE UPDATE YOUR DISCLOSURE TO REFLECT MORE CURRENT MARKET DATA. FOR EXAMPLE, IN THE BULLET POINT REFERENCED ABOVE, YOU CITE 2008 MARKET PROJECTIONS BASED ON AUGUST 2004 DATA AND DESCRIBE THE ADVANCED WOUND CARE MARKET BASED ON 2003 REVENUES.

     The Company has updated statements in the prospectus for which industry reports or market data is cited and has included as Appendix A to this response letter copies of the relevant industry reports and market data. With respect to the 2008 market projections identified in the above comment, the Company supplementally advises the Staff that it was unable to locate such projections made as of a more recent date.

8. PLEASE REVISE YOUR DISCLOSURE TO ENSURE THAT THE MEANING OF ALL TECHNICAL AND INDUSTRY-SPECIFIC TERMS ARE CLEAR FROM THE CONTEXT OF YOUR DISCUSSION. WE NOTE, FOR EXAMPLE, THE REFERENCE TO "BIORESORBABLE FIXATION" ON PAGE 3.

     The Company hereby advises the Staff that the disclosure has been revised throughout the prospectus to make the meanings of all technical, medical and industry specific terms clear from the context of the discussion. In addition, such terms have been described where they first appear.

Risk Factors - Page 8

We have a history of significant and continued operating losses.... Page 8

9. PLEASE EXPAND YOUR DISCLOSURE TO INCLUDE YOUR ACCUMULATED DEFICIT AS OF MARCH 31, 2006.

     The Company has revised the disclosure under the risk factor entitled "We have a history of significant and continued operating losses...." to include its accumulated deficit as of March 31, 2006.

Sales of substantial amounts of our common stock may occur....Page 19

10. PLEASE REVISE YOUR DISCLOSURE HERE AND THROUGHOUT THE FILING TO CALCULATE THE NUMBER OF SHARES THAT WILL BE OUTSTANDING AS OF THE ANTICIPATED CLOSING DATE OF THIS OFFERING. WE NOTE THAT YOUR CURRENT DISCLOSURE ASSUMES A CLOSING DATE IN APRIL 2006.

     The Company has expanded the disclosure under the risk factor entitled
     "Sales of substantial amounts of our common stock may occur...." and throughout the Registration Statement to calculate the number of shares that will be outstanding as of an anticipated closing date of June 30, 2006. The Company also hereby advises the Staff that, if necessary, it will recalculate the number of shares as of a later date.

Use of Proceeds - Page 25

11. PLEASE REVISE TO DISCLOSE THE AMOUNT PAYABLE TO ADM TRONICS AS OF MARCH 31, 2006 AND THE AMOUNT OF NET PROCEEDS FROM THIS OFFERING THAT WILL BE USED TO REPAY THIS OBLIGATION. WE NOTE THAT THE $2.5 MILLION WAS THE AMOUNT PAYABLE TO ADM TRONICS AS OF DECEMBER 31, 2005.

     The Company has revised the disclosure under the section entitled "Use of Proceeds" to disclose that the amount payable to ADM Tronics as of March 31, 2006 is $2.6 million.

Dilution - Page 31

12. PLEASE RECONCILE THE PER SHARE DILUTION DATA IN THE FIRST PARAGRAPH OF THIS SECTION WITH THE DISCLOSURE IN THE TABLE.

     The Company has revised the disclosure under the "Dilution" section of the prospectus to reconcile the per share dilution data in the first paragraph of such section with the disclosure table in such section.

Management's Discussion and Analysis of Financial Condition and Results of Operation - Page 32

Overview - Page 32

13. WE REFER YOU TO YOUR DISCLOSURE IN THE PENULTIMATE PARAGRAPH ON PAGE 33. PLEASE DESCRIBE IN GREATER DETAIL YOUR EFFORTS TO OBTAIN CMS CLEARANCE FOR THE REIMBURSEMENT OF HOME HEALTH USE OF YOUR PRODUCTS.

     The Company has revised the disclosure under the subheading "Overview" of the "Management's Discussion and Analysis of Financial Condition and Results of Operation", as well as the "Risk Factor" sections of the prospectus to describe in greater detail the Company's efforts to obtain CMS clearance for the reimbursement of home health use of its products.

Nine Months Ended December 31, 2005 Compared to Nine Months Ended December 31, 2004 - Page 37

14. REVISE TO PROVIDE ALL DISCLOSURES SPECIFIED BY ITEM 303 (B) OF REGULATION S-B. WHERE CHANGES IN LINE ITEMS ARE THE RESULT OF MORE THAN ONE FACTOR AND/OR OFFSETTING FACTORS, THE IMPACT OF EACH INDIVIDUALLY SIGNIFICANT FACTOR SHOULD BE QUANTIFIED TO THE EXTENT PRACTICABLE. FOR EXAMPLE, PLEASE SPECIFICALLY QUANTIFY THE FACTORS THAT LEAD TO

     INCREASED REVENUES AND COST OF REVENUES. APPLY THIS COMMENT THROUGHOUT MD&A AS APPLICABLE.

     The Company acknowledges the Staff's comment and hereby advises the Staff that in the disclosure relating to the comparison of the year ended March 31, 2006 to the year ended March 31, 2005 under the subheading "Results of Operations" of the "Management's Discussion and Analysis of Financial Condition and Results of Operation" section of the prospectus, changes in line items that are the result of more than one factor and/or offsetting factors, the impact of each individually significant factor is quantified where practicable.

Liquidity and Capital Resources - Page 39

15. WE NOTE YOUR DISCLOSURE ON PAGE 41 THAT YOU "WERE IN MATERIAL COMPLIANCE WITH THE COVENANTS CONTAINED IN THE NOTES." PLEASE REVISE THE FILING TO TELL THE READER MORE ABOUT THESE COVENANTS AND YOUR NON-COMPLIANCE. SPECIFICALLY, PLEASE ADDRESS WHAT COVENANTS WERE FAILED AND THE RECOURSE YOUR DEBT HOLDERS' HAD DUE TO YOUR NON-COMPLIANCE. IN THE EVENT YOU WERE IN COMPLIANCE WITH ALL COVENANTS, PLEASE REVISE THE DISCLOSURE TO STATE THAT CONCLUSION DEFINITIVELY.

     The Company has revised the disclosure in the fifth paragraph under the subheading "Liquidity and Capital Resources" of the "Management's Discussion and Analysis of Financial Condition and Results of Operation" section of the prospectus, to state that as of May 31, 2006, the Company was in compliance with the covenants contained in the notes issued in its private placements, except as described in Amendment No. 4.

Changes in and Disagreements with Accountants on Accounting and Financial Disclosure - Page 41

16. PLEASE UPDATE US AS TO THE IMPLEMENTATION STATUS OF THE REMEDIATION EFFORTS MENTIONED ON PAGE 41.

     The Company hereby advises the Staff on a supplemental basis that in April 2006, it engaged a search firm to assist it in locating and hiring a chief financial officer with prior public company experience. To date, the Company has interviewed several experienced candidates, one to whom it has extended an offer. Once the Company hires a chief financial officer, the Company, together with such chief financial officer, intends to determine the additional accounting staff necessary and to initiate other corrective measures disclosed in the Registration Statement.

Business - Page 42

General

17. THROUGHOUT THIS SECTION YOU MAKE REFERENCES TO "OUR TECHNOLOGY" AND "OUR PEMF TECHNOLOGY." FOR EXAMPLE, WE NOTE YOUR STATEMENT IN THE FIRST FULL PARAGRAPH ON PAGE 49 THAT THE "THERAPEUTIC VALUE OF OUR TECHNOLOGY HAS BEEN DEMONSTRATED IN THE WOUND CARE MARKET" (EMPHASIS ADDED). PLEASE CLARIFY, WHERE SUCH REFERENCES

     APPEAR, WHETHER YOU ARE REFERRING SPECIFICALLY TO YOUR PRODUCTS OR MORE BROADLY TO ALL PRODUCTS UTILIZING PEMF TECHNOLOGY.

     The Company has revised the disclosure under the "Business" section of the prospectus to clarify its use of the terms "our technology" and "our PEMF technology," where such references appear, to distinguish when the Company is referring specifically to its products or more broadly to all products utilizing PEMF technology.

Business Overview - Page 42

18. WE REFER YOU TO YOUR DISCLOSURE IN THE LAST FULL PARAGRAPH ON PAGE 42. PLEASE CLARIFY WHETHER YOUR "ACTIVE PURSUI[T]" OF EXCLUSIVE ARRANGEMENTS HAVE ACTUALLY RESULTED IN ACTUAL AGREEMENTS WITH STRATEGIC PARTNERS, ASIDE FROM THE MENTIONED AGREEMENT WITH THE CANADIAN DISTRIBUTOR. YOUR CURRENT DISCLOSURE SUGGESTS THAT YOU HAVE SEVERAL AGREEMENTS WITH STRATEGIC PARTNERS. ENSURE THAT ALL SUCH MATERIAL STRATEGIC AGREEMENTS HAVE BEEN FILED AS EXHIBITS TO THE REGISTRATION STATEMENT.

     The Company hereby advises the Staff that it does not consider the Canadian distributor to be a strategic partner and that Company has not entered into any exclusive arrangements with strategic partners to date. The Company has revised the disclosure in the fifth paragraph under the subheading "Overview" of the "Business" section of the prospectus to reflect the foregoing. The Company further advises the Staff that it will file as exhibits to the Registration Statement any and all material strategic agreements that it enters into with strategic partners, if any, prior to the effectiveness of the Registration Statement.

Future Markets - Page 44

19. WE NOTE YOUR DISCLOSURE OF THE CLINICAL TRIAL AT CLEVELAND CLINIC FLORIDA. PLEASE TELL US WHETHER YOU STILL EXPECT THIS STUDY TO BE COMPLETED DURING 2006 AND DISCLOSE ANY PRELIMINARY RESULTS REGARDING THE EFFICACY OF YOUR PRODUCTS IN PARTICULAR.

     The Company has revised the disclosure under the subheading "Future Markets" of the "Business" section of the prospectus to disclose that it expects the study to be completed by the end of 2006 and that because the study is double-blinded and efficacy cannot be determined until the conclusion of the study when investigators are permitted to examine the patients and compare those patients who received the actual therapy with those patients who received the placebo therapy, preliminary results of the study will not be available prior to the conclusion of the study.

Our Strategy - Page 45

20. PLEASE CLARIFY WHETHER THE ROMA(3) AND THE TORINO II ARE CURRENTLY COMMERCIALLY VIABLE PRODUCTS.

     The Company has revised the disclosure under the subheading "Our Strategy" of the "Business" section of the prospectus to clarify that the Roma(3) and the Torino II currently are commercially viable products.

21. WE NOTE YOUR DISCLOSURE IN THE LAST PARAGRAPH ON PAGE 46 THAT YOU HAVE "ENGAGED" 11 THIRD-PARTY DISTRIBUTORS. PLEASE CLARIFY WHETHER YOU HAVE FORMALIZED DISTRIBUTION AGREEMENTS WITH EACH OF THESE DISTRIBUTORS AND ENSURE THAT ALL MATERIAL DISTRIBUTION AGREEMENTS HAVE BEEN FILED AS EXHIBITS.

     The Company has revised the disclosure under the subheading "Our Strategy" of the "Business" section of the prospectus to clarify that it has formalized distribution agreements with most of the third-party distributors mentioned therein. As the Company is a party to several distribution agreements, all of which are in substantially the same form, the Company does not consider any one of such agreements to be material. Accordingly, the form of the distribution agreements was filed as Exhibit
     10.12 to the Registration Statement with the filing of Amendment No. 2 to the Registration Statement on May 13, 2005.

Potential New Markets and Applications - Page 51

Pain Relief - Page 53

22. PLEASE TELL US WHEN YOU PLAN TO FILE YOUR CLEARANCE APPLICATION WITH THE FDA TO ENTER THE PAIN RELIEF MARKET AND TELL US WHETHER YOU STILL ANTICIPATE OBTAINING SUCH CLEARANCE BY THE END OF 2006.

     The Company has revised the disclosure under the subheading "Potential New Markets and Applications - Pain Relief" of the "Business" section of the prospectus to state that it intends to file with the Food and Drug Administration (the "FDA") our clearance application to market its product for pain relief by the end of 2006 and that although such clearance could be granted by the FDA as early as 90 days from the date of filing of the application, the FDA may request additional information or require additional testing, which could prevent the Company from obtaining such clearance within such 90-day period, if at all.

Hair Loss Reduction - Page 54

23. IT IS UNCLEAR FROM YOUR DISCLOSURE EXACTLY WHAT TREATMENT YOUR PRODUCTS HAVE BEEN APPROVED TO PROVIDE. PLEASE CLARIFY.

     The Company has revised the disclosure under the subheading "Potential New Markets and Applications - Hair Loss Reduction" of the "Business" section of the prospectus to state specifically what treatment its products have been approved to provide.

Research Studies - Page 54

Research and Development - Page 54

24. PLEASE EXPLAIN THE SIGNIFICANCE OF DR. CASPER'S $270,000 NIH GRANT TO COMMENCE RESEARCH STUDIES. CLARIFY WHETHER SUCH STUDIES WILL BE CONDUCTED SPECIFICALLY TO RESEARCH THE EFFECTIVENESS OF YOUR PRODUCTS.

     The Company has revised the disclosure under the subheading "Potential New Markets and Applications - Research Studies" of the "Business" section of the prospectus to explain the significance of Dr. Casper's $270,000 NIH grant to commence research studies and to clarify whether such studies will be conducted specifically to research the effectiveness of our products.

25. PLEASE AVOID THE USE OF SUCH VAGUE LANGUAGE AS "WE MAY COMMENCE ADDITIONAL STUDIES" OR "WE MAY ENTER INTO JOINT VENTURES." DESCRIBE ANY SUCH FUTURE PLANS IN MORE CLEAR TERMS OR, IF YOU HAVE NO SUCH CONCRETE PLANS, SPECIFICALLY STATE SO.

     The Company has revised the disclosure under the subheadings "Potential New Markets and Applications - Research Studies" and "Research and Development" of the "Business" section of the prospectus to eliminate the use of vague language and to describe any future plans in more clear terms.

26. PLEASE TELL US WHETHER DR. CASPER'S CONTINUED RESEARCH SINCE THE EXPIRATION OF YOUR SPONSORED RESEARCH AGREEMENT IS PURSUANT TO A NEW RESEARCH AGREEMENT, AND IF SO, DESCRIBE THE MATERIAL TERMS OF THIS AGREEMENT AND TELL US WHY IT HAS NOT BEEN FILED AS AN EXHIBIT.

     The Company hereby advises the Staff that Dr. Casper's continued research since the expiration of the sponsored research agreement is pursuant to a month-to-month arrangement between the Company and Dr. Casper and that such parties have not entered into a written agreement with respect to such research. Accordingly, a new research agreement has not been filed as an exhibit to the Registration Statement.

27. PLEASE TELL US WHY YOU HAVE NOT FILED YOUR MASTER CLINICAL TRIAL AGREEMENT WITH CLEVELAND CLINIC FLORIDA. DISCLOSE THE AMOUNTS YOU EXPECT TO PAY CLEVELAND CLINIC FLORIDA OVER THE TERM OF THE AGREEMENT.

     The Company hereby advises the Staff that a copy of the Master Clinical Trial Agreement, dated as of January 9, 2006, between the Company and Cleveland Clinic Florida is being filed as Exhibit 10.11 to Amendment No.
     4. The Company has also revised the disclosure in the fourth paragraph under the subheading "Research and Development" of the "Business" section of the prospectus to include the amounts that the Company expects to pay to Cleveland Clinic Florida during the term of the agreement.

Legal Proceedings - Page 67

28.  PLEASE UPDATE US AS TO THE STATUS OF THE DESCRIBED LEGAL PROCEEDINGS.

     The Company has revised the "Legal Proceedings" section of the prospectus to update the status of the described legal proceedings. In addition, the Company hereby advises the Staff on a supplemental basis that Ivivi's complaint against Regenesis Biomedical, Inc. filed in the United States District Court for the District of New Jersey, Docket No. 05-CV-3300 (JAP) disclosed in Amendment No. 3 was dismissed in May 2006, and accordingly, the description thereof was deleted from Amendment No. 4.

Management - Page 69

Executive Compensation - Page 70

29. PLEASE UPDATE TO PROVIDE EXECUTIVE COMPENSATION DISCLOSURE FOR THE FISCAL YEAR ENDED MARCH 31, 2006.

     The Company has updated the executive compensation disclosure for the fiscal year ended March 31, 2006.

Employment Agreements - Page 79

30. PLEASE FILE AS EXHIBITS YOUR EMPLOYMENT AGREEMENTS WITH YOUR NAMED EXECUTIVE OFFICERS AND KEY EMPLOYEES/CONSULTANTS.

     The Company hereby advises the Staff that it is in the process of finalizing its employment agreements and consulting agreements and will file forms of the Company's employment agreements with Andre' DiMino, David Saloff and Edward Hammel, the Company's named executive officers, and a form of the Company's consulting agreement with Arthur Pilla, Ph.D. in an amendment to the Registration Statement. The Company's consulting agreement with Beresh Strauch, M.D was filed as Exhibit 10.7 to the Registration Statement with the initial filing of the Registration Statement on February 11, 2005.

Certain Relationships and Related Transactions - Page 86

31. PLEASE DISCLOSE THE NAMES OF THE SHAREHOLDERS WHO ARE PARTY TO THE VOTING AGREEMENT AND TO THE SHARE PURCHASE AGREEMENT, AND FILE THESE AGREEMENTS WITH YOUR NEXT AMENDMENT. WE MAY HAVE FURTHER COMMENT UPON OUR REVIEW.

     The Company has revised the disclosure in the second paragraph of the "Certain Relationships and Related Transactions" section of the prospectus to disclose the names of the shareholders who are party to the Voting Agreement and the Share Purchase Agreement. The Voting Agreement and the Share Purchase Agreement are being filed as Exhibit 10.9 and 10.18, respectively, to Amendment No. 4.

Financial Statements - Page F-1

32.  THE FINANCIAL STATEMENTS SHOULD BE UPDATED, AS NECESSARY, TO COMPLY WITH
     ITEM 310(G) OF REGULATION S-B AT THE EFFECTIVE DATE. PLEASE REVISE TO COMPLY OR TELL US WHY SUCH UPDATE IS NOT REQUIRED.

     The Company acknowledges the Staff's comment, and Amendment No. 4 reflects the Company's financial results as of and for the fiscal year ended March 31, 2006.

Financial Statements as of March 31, 2005 and 2004 - Page F-13

Note 1. Organizational Matters - Page F-18

Going Concern - Page F-18

33. PLEASE REVISE TO PROVIDE MORE SPECIFIC DETAILS OF YOUR VIABLE PLAN OF OPERATIONS AS REQUIRED BY FRC 607.02, INCLUDING PLANS AND TIMEFRAMES TO FULLY DEVELOP ALL PRODUCTS AND SERVICES AND EXPECTED FINANCING NEEDS AND SOURCES. YOU SHOULD ALSO DISCUSS THE EXPECTED IMPACT IF YOU ARE NOT ABLE TO RAISE THE NECESSARY FINANCING. ADDITIONAL DISCLOSURE SHOULD BE INCLUDED IN MD&A.

     The Company has included in Note 1 to the Financial Statements as of March 31, 2006 and 2005 more specific details of its viable plan of operations as required by FRC 607.02, including plans and timeframes to fully develop all products and services and expected financing needs and sources.

Note 2. Significant Accounting Policies - Page F-18

Revenue Recognition - Page F-19

34. PLEASE REVISE YOUR REVENUE RECOGNITION POLICY TO REFER TO THE CRITERIA FOR REVENUE RECOGNITION OUTLINED IN SAB 104. CLEARLY DESCRIBE ANY POST SHIPMENT OBLIGATIONS, INCLUDING CUSTOMER ACCEPTANCE, TRAINING, INSTALLATION, ETC., AND EXPLAIN WHEN YOU RECOGNIZE REVENUE IN THOSE INSTANCES. SEPARATELY DISCLOSE YOUR POLICY FOR RECOGNIZING REVENUE FROM EACH TYPE OF PRODUCT OR SERVICE YOU PROVIDE TO CUSTOMERS. WE NOTE THAT A MAJORITY OF YOUR REVENUES ARE FROM EQUIPMENT RENTALS. PLEASE REVISE THE FILING TO DISCUSS THE AGREEMENTS OR ARRANGEMENTS UNDER WHICH YOU RENT EQUIPMENT, INCLUDING THE TERM, CANCELLATION PROVISION, AND RENEWALS. ADDITIONALLY, PLEASE ALSO REVISE THE FILING TO DISCLOSE THE MINIMUM FUTURE RENTALS ON NONCANCELABLE AGREEMENTS. REFER TO PARAGRAPHS 23(B) AND 23(C) OF SFAS 13.

     The Company has included in Note 2 to the Financial Statements and in the prospectus included as part of Amendment No.4 a revised description of its revenue recognition policy to refer to the criteria for revenue recognition.

Advertising Costs - Page F-19

35. WE SEE THAT YOU CAPITALIZED THE COST OF YOUR SPONSORSHIP OF THE PBS PROMOTIONAL MEDICAL PROGRAM UNTIL COMPLETION OF THE PROGRAM, AT WHICH TIME THE CAPITALIZED COSTS WERE EXPENSED. PLEASE TELL US YOUR ACCOUNTING BASIS FOR CAPITALIZING THE COSTS OF THE ADVERTISING PROGRAM UNTIL ITS COMPLETION. INCLUDE IN YOUR RESPONSE A DISCUSSION OF WHY THE SPONSORSHIP WAS NOT EXPENSED THE FIRST TIME THE PROGRAM AIRED. PLEASE REFER TO SOP 93-7 IN YOUR RESPONSE.

     The Company hereby advises the Staff that Note 2 to the financial statements relating to advertising costs has been revised to clarify that the deferred costs related to the production of the PBS television program and that the costs were expensed in full upon the initial airing of the program, as required by SOP 93-7.

Note 6. Private Placement of Convertible Debt - Page F-25

36. WE NOTE THAT YOU HAVE ISSUED CONVERTIBLE PROMISSORY NOTES IN DECEMBER 2004, FEBRUARY 2005, NOVEMBER 2005 AND MARCH 2006. WE ALSO SEE THAT YOU MAY INCUR LIQUIDATED DAMAGES OR PENALTIES PURSUANT TO REGISTRATION RIGHTS AGREEMENTS. PLEASE REFER TO THE GUIDANCE PROVIDED IN THE DIVISION OF CORPORATION FINANCE'S CURRENT ACCOUNTING AND DISCLOSURE ISSUES OUTLINE AT HTTP://WWW.SEC GOV/DIVISIONS/CORPFIN/ACCTDIS120105.PDF AND ADDRESS THE
     FOLLOWING:

     o PLEASE REVISE THE FILING TO CLEARLY DISCLOSE ALL THE MATERIAL TERMS OF THE CONVERTIBLE PROMISSORY NOTE AND WARRANTS, INCLUDING BUT NOT LIMITED TO, THE CONDITIONS UNDER WHICH YOU OR THE HOLDER MAY CONVERT INTO COMMON SHARES, THE CONVERSION RATE AND ALL CONDITIONS THAT MAY RESULT IN ADJUSTMENTS TO THAT RATE, ANY CONDITIONS UNDER WHICH YOU OR THE HOLDER MAY ACCELERATE PAYMENT OF THE NOTES. LIKEWISE, PLEASE CLEARLY DESCRIBE THE MATERIAL TERMS OF THE REGISTRATION RIGHTS AGREEMENTS, INCLUDING THE CONDITIONS UNDER WHICH YOU WOULD BE REQUIRED TO PAY LIQUIDATED DAMAGES.

     o TELL US HOW YOU HAVE CONSIDERED THE GUIDANCE PROVIDED IN EITF 05-4 THE EFFECT OF A LIQUIDATED DAMAGES CLAUSE ON A FREESTANDING FINANCIAL INSTRUMENT SUBJECT TO ISSUE NO. 00-19 IN CONCLUDING HOW TO ACCOUNT FOR THESE INSTRUMENTS. WHILE WE NOTE THAT THE EITF HAS NOT REACHED A CONSENSUS ON THIS ISSUE AND HAS DEFERRED DELIBERATION UNTIL THE FASB ADDRESSES CERTAIN QUESTIONS WHICH COULD IMPACT A CONCLUSION ON THIS ISSUE, PLEASE TELL US HOW YOU CONSIDERED THE GUIDANCE IN EITF 05-4 AND THE DIFFERENT VIEWS ON THIS ISSUE AS OUTLINED IN ISSUE SUMMARY NO. 1 TO EITF 05-4 IN ANALYZING THE REGISTRATION RIGHTS AGREEMENT AND IN CONSIDERING WHETHER YOU ARE REQUIRED TO BIFURCATE THE CONVERSION OPTION FROM THE DEBT HOST.

     o TELL US HOW YOU HAVE APPLIED THE GUIDANCE IN EITF ISSUE 00-19 IN EVALUATING WHETHER THE VARIOUS FEATURES OF YOUR CONVERTIBLE PROMISSORY NOTES, INCLUDING FOR EXAMPLE, THE CONVERSION FEATURES, THE INCREASING INTEREST RATE FEATURE, ETC., ARE EMBEDDED DERIVATIVES THAT YOU SHOULD SEPARATE FROM THE DEBT HOST, RECORD AS LIABILITIES AND ACCOUNT FOR AT FAIR VALUE UNDER SFAS 133. IN THIS REGARD, PLEASE SPECIFICALLY ADDRESS WHETHER THE CONVERTIBLE PROMISSORY NOTES MEET THE DEFINITION


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

          OF CONVENTIONAL CONVERTIBLE DEBT IN PARAGRAPH 4 OF EITF ISSUE 00-19. PLEASE PROVIDE US WITH YOUR ANALYSIS OF ALL OF THE CONVERTIBLE PROMISSORY NOTE FEATURES UNDER PARAGRAPHS 12-32 OF EITF 00-19.

     o REVISE THE FINANCIAL STATEMENTS TO DESCRIBE CLEARLY HOW YOU HAVE ACCOUNTED FOR THE CONVERTIBLE PROMISSORY NOTE, INCLUDING ANY RELATED DISCOUNTS AND ANY EMBEDDED DERIVATIVES REQUIRING BIFURCATION PURSUANT TO SFAS 133.

     o REVISE THE CRITICAL ACCOUNTING ESTIMATES SECTION OF MD&A TO DISCLOSE THE METHODOLOGY AND SIGNIFICANT ESTIMATES USED TO VALUE ANY OF THE INSTRUMENTS YOU CARRY AT FAIR VALUE.

IN ADDITION, IT APPEARS THAT THE WARRANTS AND OPTIONS ISSUED IN CONJUNCTION WITH THE CONVERTIBLE PROMISSORY NOTES ARE ALSO SUBJECT TO REGISTRATION RIGHTS AGREEMENTS. AS A RESULT, WE NOTE THE ACCOUNTING AND CLASSIFICATION OF THESE FREESTANDING INSTRUMENTS MAY ALSO BE IMPACTED DEPENDING ON YOUR VIEW AS TO THE APPROPRIATE ACCOUNTING FOR THE INSTRUMENTS UNDER EITF 00-19 AND YOUR CONSIDERATION OF EITF 05-4. PLEASE ADVISE.

     The Company hereby advises the Staff that it has revised the notes to the financial statement to clearly disclose all the material terms of the convertible promissory note and warrants, including but not limited to, the conditions under which the Company or the holder may convert into common shares, the conversion rate and all conditions that may result in adjustments to that rate, any conditions under which the Company or the holder may accelerate payment of the notes. The Company further advises the Staff that it has clearly described the material terms of the registration rights agreements, including the conditions under which the Company would be required to pay liquidated damages. In addition, disclosure of such terms and rights are also disclosed in the body of the prospectus.

     The Company hereby advises the Staff on a supplemental basis that it has considered the guidance presented in EITF 05-4 and believes that View A thereof applies with respect to its warrants and the registration rights agreement, as presented in paragraph 32. The registration rights penalty is payable in additional shares and warrants, and the shares and warrants issuable pursuant to the penalty provision are recorded at the fair value of the additional shares and warrants as incurred. The fair value is remeasured at each reporting date and the change is reported through the statement of operations. Since the warrants issued with the convertible debt are required to be settled in registered shares, the fair value of warrants was recognized as a liability when issued and the fair value is remeasured at each reporting date and the change is reported through the statement of operations. Since the convertible debt is converted at a fixed conversion price, the debt is considered conventional convertible debt, and the conversion feature, if any, is not required to be bifurcated.

     The Company further advises the Staff on a supplemental basis that pursuant to EITF 00-19, the requirements of paragraphs 12-32 of the EITF do not apply if the hybrid contract is a conventional convertible debt instrument in which the holder may only realize the value of the conversion option by exercising the option and receiving the entire proceeds in a fixed number of shares. The Company's debt instruments are classified as conventional convertible debt, since the number of shares to be received is fixed. Therefore, any beneficial conversion feature is not bifurcated from the debt host. Since the increasing interest rate feature is based on the outstanding principal balance of the debt, and will be settled in cash or registered shares at a fixed price, the accrued interest has been recorded in the financial statements as a liability.

     The financial statements have been revised to clearly describe the accounting for the convertible notes, including discounts and beneficial conversion features, if any, and to address whether the beneficial conversion features are required to be bifurcated.

     The Company has revised the disclosure under the subheading "Critical Accounting Policies and Estimates" of the "Management's Discussion and Analysis of Financial Condition and Results of Operation" section of the prospectus to disclose the methodology and significant estimates used to value financial instruments carried at fair value.

     The Company hereby further advises the Staff on a supplemental basis that the warrants issued with the $6,087,500 of convertible notes are subject to registration rights and a penalty provision and the initial fair value has been classified a liability and adjusted to current fair value at each reporting date. All other warrants are subject to registration on a best efforts basis, or have piggyback registration rights. There are no penalty provisions associated with these warrants or options. These warrants and options have been classified as permanent equity.

Note 7. Stockholders' Equity Transactions. Page F-25

37. PROVIDE US WITH AN ITEMIZED CHRONOLOGICAL SCHEDULE DETAILING EACH ISSUANCE OF YOUR COMMON SHARES, STOCK OPTIONS AND WARRANTS SINCE MARCH 2005 THROUGH THE DATE OF YOUR RESPONSE. INCLUDE THE FOLLOWING INFORMATION FOR EACH ISSUANCE OR GRANT DATE:

     o    NUMBER OF SHARES ISSUED OR ISSUABLE IN THE GRANT

     o    PURCHASE PRICE OR EXERCISE PRICE PER SHARE

     o    ANY RESTRICTION OR VESTING TERMS

     o    MANAGEMENT'S FAIR VALUE PER SHARE ESTIMATE

     o    HOW MANAGEMENT DETERMINED THE FAIR VALUE ESTIMATE

     o    IDENTITY OF THE RECIPIENT AND RELATIONSHIP TO THE COMPANY

     o    NATURE AND TERMS OF ANY CONCURRENT TRANSACTIONS WITH THE RECIPIENT

     o AMOUNT OF ANY RECORDED COMPENSATION ELEMENT AND ACCOUNTING LITERATURE RELIED UPON TO SUPPORT THE ACCOUNTING.

IN THE ANALYSIS REQUESTED ABOVE, HIGHLIGHT ANY TRANSACTIONS WITH UNRELATED PARTIES BELIEVED BY MANAGEMENT TO BE PARTICULARLY EVIDENT OF AN OBJECTIVE FAIR VALUE PER SHARE DETERMINATION. PLEASE PROVIDE US WITH A CHRONOLOGICAL BRIDGE OF MANAGEMENT'S FAIR VALUE PER SHARE DETERMINATIONS TO THE CURRENT ESTIMATED IPO PRICE PER SHARE. ALSO, INDICATE WHEN


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

DISCUSSIONS WERE INITIATED WITH YOUR UNDERWRITER(S) ABOUT POSSIBLE OFFERING PRICE RANGES. WE MAY HAVE FURTHER COMMENT AFTER REVIEWING YOUR RESPONSE.

     The Company hereby attaches as Annex B an itemized chronological schedule detailing each issuance by the Company of shares of Common Stock and options and warrants to purchase shares of Common Stock from March 2005 through the date hereof.

     The Company hereby advises the Staff on a supplemental basis that it had been using a value of $1.53 per share based on an appraisal of the Company, dated July 1, 2004, prepared by Empire Valuation Consultants LLC. In January 2006, the Company commenced discussions with its underwriters and on April 18, 2006, agreed to an estimated initial public offering price of $7.00 per share, after a 1.625 for 1 stock split. As a result, any options or warrants granted or issued by the Company after December 2005, were granted with an exercise price equal to the initial public offering price.

38. FOR ISSUANCES OF STOCK FOR SERVICES RENDERED, PLEASE REVISE THE FILING TO CLEARLY IDENTIFY WHETHER THE ISSUANCES WERE BASED ON THE FAIR MARKET VALUE OF THE STOCK ISSUED OR THE FAIR VALUE OF SERVICES PROVIDED. FOR ISSUANCES THAT ARE BASED ON THE FAIR MARKET VALUE OF THE STOCK ISSUED, PLEASE CLEARLY DESCRIBE HOW THE FAIR VALUE WAS DETERMINED AS THERE WAS NO PUBLIC MARKET FOR YOUR COMMON STOCK.

     The Company hereby advises the Staff that financial statements have been revised to identify that the issuances were based on the fair value of the stock issued, as determined by a third party valuation, or estimated based on the anticipated initial public offering price.

Alternate Pages For Selling Shareholder Prospectus

Selling Security Holders - Page A-3

39. WE REISSUE PRIOR COMMENTS 101 AND 102 FROM OUR COMMENT LETTER DATED MARCH 11, 2005.

     COMMENT 101: PLEASE IDENTIFY THE INDIVIDUALS WHO HAVE OR SHARE VOTING AND/OR INVESTMENT CONTROL OVER THE SHARES OWNED BY THE ENTITIES LISTED IN THE TABLE.

     To the extent the Company has received the requested information from the selling stockholders, the selling stockholder table has been revised to identify the individuals who have or share voting and/or investment control over the shares owned by the entities listed in the table. Additionally, the Company hereby advises the Staff that it will update the table for each other entity to include the requested information prior to requesting acceleration of the registration statement.

     COMMENT 102: PLEASE TELL US WHETHER ANY OF THE SELLING SHAREHOLDERS ARE BROKER-DEALERS OR AFFILIATES OF A BROKER-DEALER. ANY SELLING SHAREHOLDER WHO IS A BROKER-DEALER MUST BE IDENTIFIED IN THE PROSPECTUS AS AN UNDERWRITER. IN ADDITION, EACH SELLING SHAREHOLDER WHO IS AN AFFILIATE OF A BROKER-DEALER MUST BE IDENTIFIED IN THE

     PROSPECTUS AS AN UNDERWRITER UNLESS THAT SELLING SHAREHOLDER IS ABLE TO MAKE THE FOLLOWING REPRESENTATIONS IN THE PROSPECTUS:

     o THE SELLING SHAREHOLDER PURCHASED THE SHARES BEING REGISTERED FOR RESALE IN THE ORDINARY COURSE OF BUSINESS, AND

     o AT THE TIME OF THE PURCHASE, THE SELLING SHAREHOLDER HAD NO AGREEMENTS OR UNDERSTANDINGS, DIRECTLY OR INDIRECTLY, WITH ANY PERSON TO DISTRIBUTE THE. SECURITIES.

     PLEASE REVISE ACCORDINGLY.

     The disclosure has been revised as requested by the Staff with respect to those selling stockholders that have provided the Company with the requested information. Additionally, the Company hereby advises the Staff that it will update the information for each other selling stockholder as necessary prior to requesting acceleration of the registration statement.

Item 27. Exhibits and Financial Statements

Exhibit 16.3

40. PLEASE REVISE THE FILING TO PRESENT THE LETTER FROM STONEFIELD JOSEPHSON, INC. IN COMPLIANCE WITH ITEM 304(A)(3) OF REGULATION S-B.

     The Company has filed a copy of the letter received from Stonefield Josephson as Exhibit 16.3 to Amendment No. 4. The Company hereby advises the Staff that it has made changes to the section of the prospectus entitled "Experts," and the statements set forth under the captions entitled "Management's Discussion and Analysis of Financial Condition and Results of Operations-Changes in and Disagreements with Accountants on Accounting and Financial Disclosure" and "Risk Factors-Risks Related to Our Business-Failure to achieve and maintain effective internal controls..." and "Risk Factors-Risks Related to Our Business-We have restated our financial statements...," based on comments and language clarifications received from Stonefield Josephson in connection with its review of the disclosure and in order for them to execute the requested letter.

Item 28. Undertakings - Page II-7

41. PLEASE INCLUDE THE UNDERTAKING SET FORTH IN ITEM 512(A) OF REGULATION S-B, AS REVISED BY RELEASE 33-8591.

     The Company has included in Item 28 of Part II of Amendment No. 4 the undertaking set forth in Item 512(a) of Regulation S-B, as revised by Release 33-8591.